Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Statement of Financial Position [Abstract]
Amortization of domain	$ 4,311	$ 4,223	$ 3,868
Amortization of trademark	401	371	257
Amortization of patents	18,291	16,650	10,391
Convertible promissory notes, net of debt discount for current liabilities	210,050	409,074	281,783
Convertible promissory notes, net of debt discount for long term liabilities	$ 0	$ 0	$ 0
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Common stock, shares issued	2,171,705,242	2,053,410,161	1,077,319,339
Common stock, shares outstanding	2,171,705,242	2,053,410,161	1,077,319,339